Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 32,469	$ 38,047
Short-term deposits	69,000	51,500
Trade accounts receivable, net	39,528	31,443
Inventories	29,537	23,803
Other current assets	3,523	2,909
Total current assets	174,057	147,702
Property, plant and equipment, net	18,800	18,526
Long term inventory	3,292	2,791
Deferred tax assets	520	746
Other assets, net	80	113
Intangible assets, net	574	491
Total noncurrent assets	4,466	4,141
Total assets	197,323	170,369
Current liabilities
Trade accounts payable	20,561	11,334
Other current liabilities	28,170	20,272
Total current liabilities	48,731	31,606
Long term liabilities
Other long-term liabilities	2,100	2,461
Total noncurrent liabilities	2,100	2,461
Total liabilities	50,831	34,067
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2020 and at December 31, 2019; 41,124,714 issued shares at June 30, 2020 and 40,742,355 at December 31, 2019; 39,032,338 shares outstanding at June 30, 2020 and 38,649,979 at December 31, 2019;	158	157
Additional paid-in capital	103,428	101,327
Retained earnings	44,804	36,716
Total shareholders' equity before treasury stock	148,390	138,200
Treasury stock, at cost (2,092,376 as of June 30, 2020 and December 31, 2019)	(1,898)	(1,898)
Total shareholders' equity	146,492	136,302
Total liabilities and shareholders' equity	$ 197,323	$ 170,369